CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2025 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 99.49%
CLOSED-END FUNDS - 7.16%
CONVERTIBLE SECURITY FUNDS - 0.00%#
Gabelli Convertible & Income Securities Fund, Inc.	2,509	$9,371

DIVERSIFIED EQUITY - 0.87%
BlackRock Enhanced Large Cap Core Fund, Inc.	85,715	1,583,156
Eaton Vance Tax-Advantaged Dividend Income Fund	42,508	989,161
General American Investors Company, Inc.	33,713	1,698,124
Liberty All-Star® Equity Fund	118,709	777,544
Liberty All-Star® Growth Fund, Inc.	223,010	1,090,519
Source Capital, Inc.	2,882	119,628
		6,258,132
ENERGY MLP FUNDS - 0.08%
Kayne Anderson Energy Infrastructure Fund, Inc.	43,087	552,806

GLOBAL - 1.74%
Eaton Vance Tax-Advantaged Global Dividend Income Fund	537,711	9,797,094
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	81,871	2,011,570
Gabelli Global Small and Mid Cap Value Trust (The)	9,879	118,548
GDL Fund (The)	50,930	419,409
Royce Global Value Trust, Inc.	18,472	193,956
		12,540,577
INCOME & PREFERRED STOCK - 1.05%
Calamos Strategic Total Return Fund	408,816	6,614,643
John Hancock Premium Dividend Fund	68,375	894,345
LMP Capital and Income Fund Inc.	1,400	22,302
		7,531,290
OPTION ARBITRAGE/OPTIONS STRATEGIES - 2.12%
Columbia Seligman Premium Technology Growth Fund, Inc.	23,976	670,848
Eaton Vance Risk-Managed Diversified Equity Income Fund	217,752	1,842,182
Eaton Vance Tax-Managed Buy-Write Income Fund	20,015	273,205

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2025 (Unaudited)(Continued)

Description	No. of Shares	Value
OPTION ARBITRAGE/OPTIONS STRATEGIES - 2.12% (Continued)
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	27,111	$358,136
First Trust Enhanced Equity Income Fund	10,221	197,470
Nuveen Core Equity Alpha Fund	3,200	46,688
Nuveen Dow 30SM Dynamic Overwrite Fund	144,272	2,090,501
Nuveen NASDAQ 100 Dynamic Overwrite Fund	281,067	6,675,342
Nuveen S&P 500 Buy-Write Income Fund	236,759	3,106,278
		15,260,650
REAL ESTATE - 0.14%
Cohen & Steers REIT & Preferred & Income Fund, Inc.	13,494	297,813
Cohen & Steers Total Return Realty Fund, Inc.	15,387	186,029
Neuberger Berman Real Estate Securities Income Fund Inc.	149,300	492,689
		976,531
SECTOR EQUITY - 0.47%
abrdn World Healthcare Fund	44,711	515,518
BlackRock Science and Technology Trust	28,142	928,405
GAMCO Global Gold, Natural Resources & Income Trust	128,522	561,641
John Hancock Financial Opportunities Fund	40,782	1,391,074
		3,396,638
UTILITY - 0.69%
abrdn Global Infrastructure Income Fund	42,204	776,132
Reaves Utility Income Fund	129,879	4,226,262
		5,002,394

TOTAL CLOSED-END FUNDS		51,528,389

COMMON STOCKS - 85.25%
COMMUNICATION SERVICES - 9.06%
Alphabet Inc. - Class C	169,700	26,512,231
AT&T Inc.	88,300	2,497,124
Comcast Corporation - Class A	56,000	2,066,400
Meta Platforms, Inc. - Class A	32,600	18,789,336
Netflix, Inc. *	8,800	8,206,264
T-Mobile US, Inc.	9,500	2,533,745

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2025 (Unaudited)(Continued)

Description	No. of Shares	Value
COMMUNICATION SERVICES - 9.06% (Continued)
Verizon Communications Inc.	52,500	$2,381,400
Walt Disney Company (The)	22,500	2,220,750
		65,207,250
CONSUMER DISCRETIONARY - 9.89%
Amazon.com, Inc. *	129,300	24,600,618
AutoZone, Inc. *	120	457,534
Booking Holdings Inc.	1,500	6,910,365
Chipotle Mexican Grill, Inc. *	31,600	1,586,636
D.R. Horton, Inc.	4,500	572,085
eBay Inc.	7,800	528,294
Ford Motor Company	69,500	697,085
General Motors Company	21,100	992,333
Hilton Worldwide Holdings Inc.	4,900	1,114,995
Home Depot, Inc. (The)	22,100	8,099,429
Lowe's Companies, Inc.	14,900	3,475,127
Marriott International, Inc. - Class A	4,600	1,095,720
McDonald's Corporation	10,100	3,154,937
NIKE, Inc. - Class B	13,700	869,676
O'Reilly Automotive, Inc. *	1,000	1,432,580
Ross Stores, Inc.	5,100	651,729
Starbucks Corporation	16,200	1,589,058
Tesla, Inc. *	43,600	11,299,376
TJX Companies, Inc. (The)	17,100	2,082,780
		71,210,357
CONSUMER STAPLES - 5.84%
Altria Group, Inc.	20,200	1,212,404
Archer-Daniels-Midland Company	10,500	504,105
Coca-Cola Company (The)	67,700	4,848,674
Colgate-Palmolive Company	8,500	796,450
Constellation Brands, Inc. - Class A	2,800	513,856
Costco Wholesale Corporation	7,900	7,471,662
Dollar General Corporation	3,100	272,583
General Mills, Inc.	4,900	292,971
Hershey Company (The)	2,900	495,987
Keurig Dr Pepper Inc.	17,300	592,006
Kimberly-Clark Corporation	6,200	881,764

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2025 (Unaudited)(Continued)

Description	No. of Shares	Value
CONSUMER STAPLES - 5.84% (Continued)
Kraft Heinz Company (The)	13,600	$413,848
Mondelēz International, Inc. - Class A	25,100	1,703,035
Monster Beverage Corporation *	13,100	766,612
PepsiCo, Inc.	14,000	2,099,160
Philip Morris International Inc.	23,100	3,666,663
Procter & Gamble Company (The)	47,100	8,026,782
Target Corporation	8,800	918,368
Walmart Inc.	74,800	6,566,692
		42,043,622
ENERGY - 3.22%
Chevron Corporation	23,900	3,998,231
ConocoPhillips	23,300	2,446,966
Devon Energy Corporation	10,900	407,660
EOG Resources, Inc.	7,500	961,800
Exxon Mobil Corporation	78,564	9,343,616
Hess Corporation	5,800	926,434
Kinder Morgan, Inc. - Class P	16,884	481,701
Marathon Petroleum Corporation	3,700	539,053
Occidental Petroleum Corporation	8,000	394,880
Phillips 66	7,200	889,056
Schlumberger Limited	19,200	802,560
Valero Energy Corporation	7,500	990,525
Williams Companies, Inc. (The)	16,600	992,016
		23,174,498
FINANCIALS - 13.69%
Aflac Incorporated	8,600	956,234
American Express Company	8,300	2,233,115
American International Group, Inc.	11,900	1,034,586
Aon plc - Class A	2,900	1,157,361
Arthur J. Gallagher & Co.	3,000	1,035,720
Bank of America Corporation	139,000	5,800,470
Bank of New York Mellon Corporation (The)	9,600	805,152
Berkshire Hathaway Inc. - Class B *	24,700	13,154,726
BlackRock, Inc.	2,000	1,892,960
Capital One Financial Corporation	5,600	1,004,080
Charles Schwab Corporation (The)	24,700	1,933,516

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2025 (Unaudited)(Continued)

Description	No. of Shares	Value
FINANCIALS - 13.69% (Continued)
Chubb Limited	7,400	$2,234,726
Citigroup Inc.	38,100	2,704,719
CME Group Inc.	5,800	1,538,682
Fiserv, Inc. *	9,400	2,075,802
Goldman Sachs Group, Inc. (The)	6,000	3,277,740
Intercontinental Exchange, Inc.	9,300	1,604,250
JPMorgan Chase & Co.	58,500	14,350,050
Marsh & McLennan Companies, Inc.	8,000	1,952,240
Mastercard Incorporated - Class A	14,900	8,166,988
MetLife, Inc.	9,900	794,871
Moody's Corporation	2,000	931,380
Morgan Stanley	23,900	2,788,413
MSCI Inc.	1,100	622,050
PayPal Holdings, Inc. *	17,000	1,109,250
PNC Financial Services Group, Inc. (The)	6,100	1,072,197
Progressive Corporation (The)	7,300	2,065,973
S&P Global Inc.	5,000	2,540,500
Travelers Companies, Inc. (The)	6,200	1,639,652
Truist Financial Corporation	20,600	847,690
U.S. Bancorp	24,400	1,030,168
Visa, Inc. - Class A	27,600	9,672,696
Wells Fargo & Company	63,300	4,544,307
		98,572,264
HEALTH CARE - 9.58%
Abbott Laboratories	23,800	3,157,070
AbbVie Inc.	26,000	5,447,520
Amgen Inc.	8,000	2,492,400
Becton, Dickinson and Company	5,200	1,191,112
Boston Scientific Corporation *	20,336	2,051,496
Bristol-Myers Squibb Company	24,600	1,500,354
Centene Corporation *	10,200	619,242
Cigna Group (The)	4,400	1,447,600
CVS Health Corporation	16,500	1,117,875
Danaher Corporation	8,800	1,804,000
DexCom, Inc. *	12,900	880,941
Edwards Lifesciences Corporation *	7,300	529,104

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2025 (Unaudited)(Continued)

Description	No. of Shares	Value
HEALTH CARE - 9.58% (Continued)
Elevance Health, Inc.	3,200	$1,391,872
Eli Lilly and Company	8,600	7,102,826
Gilead Sciences, Inc.	17,200	1,927,260
HCA Healthcare, Inc.	3,800	1,313,090
IDEXX Laboratories, Inc. *	700	293,965
Intuitive Surgical, Inc. *	5,800	2,872,566
Johnson & Johnson	36,602	6,070,076
McKesson Corporation	2,700	1,817,073
Medtronic plc	15,600	1,401,816
Merck & Co., Inc.	37,400	3,357,024
Moderna, Inc. *	1,800	51,030
Pfizer Inc.	77,300	1,958,782
Regeneron Pharmaceuticals, Inc.	3,600	2,283,228
Stryker Corporation	4,000	1,489,000
Thermo Fisher Scientific Inc.	5,500	2,736,800
UnitedHealth Group Incorporated	15,403	8,067,321
Vertex Pharmaceuticals Incorporated *	3,300	1,599,906
Zoetis Inc.	6,000	987,900
		68,960,249
INDUSTRIALS - 7.65%
3M Company	10,000	1,468,600
Automatic Data Processing, Inc.	7,100	2,169,263
Boeing Company (The) *	10,200	1,739,610
Carrier Global Corporation	14,400	912,960
Caterpillar Inc.	10,100	3,330,980
Cintas Corporation	8,400	1,726,452
CSX Corporation	35,000	1,030,050
Cummins Inc.	2,900	908,976
Deere & Company	10,100	4,740,435
Eaton Corporation plc	7,600	2,065,908
Emerson Electric Co.	9,700	1,063,508
FedEx Corporation	3,900	950,742
GE Vernova Inc.	5,275	1,610,352
General Dynamics Corporation	4,900	1,335,642
General Electric Company	20,200	4,043,030
Honeywell International Inc.	11,800	2,498,650

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2025 (Unaudited)(Continued)

Description	No. of Shares	Value
INDUSTRIALS - 7.65% (Continued)
Illinois Tool Works Inc.	5,300	$1,314,453
Johnson Controls International plc	14,100	1,129,551
Lockheed Martin Corporation	3,300	1,474,143
Norfolk Southern Corporation	3,800	900,030
Northrop Grumman Corporation	2,500	1,280,025
Old Dominion Freight Line, Inc.	3,300	545,985
PACCAR Inc.	8,200	798,434
Parker-Hannifin Corporation	2,100	1,276,485
Paychex, Inc.	5,900	910,252
Republic Services, Inc.	3,600	871,776
RTX Corporation	25,700	3,404,222
Trane Technologies plc - Class A	3,900	1,313,988
TransDigm Group Incorporated	900	1,244,961
Uber Technologies, Inc. *	15,300	1,114,758
Union Pacific Corporation	10,500	2,480,520
United Parcel Service, Inc. - Class B	12,300	1,352,877
Veralto Corporation	5,233	509,956
Waste Management, Inc.	6,800	1,574,268
		55,091,842
INFORMATION TECHNOLOGY - 22.79%
Accenture plc - Class A	9,200	2,870,768
Adobe Inc. *	5,900	2,262,827
Advanced Micro Devices, Inc. *	19,000	1,952,060
Amphenol Corporation - Class A	17,200	1,128,148
Analog Devices, Inc.	7,700	1,552,859
Apple Inc.	223,200	49,579,416
Applied Materials, Inc.	21,900	3,178,128
Arista Networks, Inc. *	16,000	1,239,680
Broadcom Inc.	56,800	9,510,024
Cisco Systems, Inc.	48,000	2,962,080
International Business Machines Corporation	14,300	3,555,838
Intuit Inc.	3,700	2,271,763
KLA Corporation	1,700	1,155,660
Lam Research Corporation	20,000	1,454,000
Micron Technology, Inc.	13,000	1,129,570
Microsoft Corporation	90,900	34,122,951

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2025 (Unaudited)(Continued)

Description	No. of Shares	Value
INFORMATION TECHNOLOGY - 22.79% (Continued)
NVIDIA Corporation	303,800	$32,925,843
Oracle Corporation	28,700	4,012,547
QUALCOMM Incorporated	6,600	1,013,826
Salesforce, Inc.	13,200	3,542,352
ServiceNow, Inc. *	1,400	1,114,596
Synopsys, Inc. *	2,000	857,700
Texas Instruments Incorporated	3,800	682,860
		164,075,496
MATERIALS - 0.93%
Air Products and Chemicals, Inc.	1,900	560,348
Albemarle Corporation	400	28,808
Corteva, Inc.	1,600	100,688
Ecolab Inc.	1,200	304,224
Freeport-McMoRan Inc.	2,300	87,078
Linde plc	4,900	2,281,636
Nucor Corporation	1,700	204,578
Sherwin-Williams Company (The)	8,900	3,107,791
		6,675,151
REAL ESTATE - 0.96%
American Tower Corporation - A	3,500	761,600
CBRE Group, Inc. - Class A *	4,000	523,120
Crown Castle, Inc.	1,000	104,230
Equinix, Inc.	1,400	1,141,490
Extra Space Storage Inc.	500	74,245
Prologis, Inc.	13,100	1,464,449
Public Storage	7,600	2,274,604
Realty Income Corporation	8,900	516,289
SBA Communications Corporation - Class A	400	88,004
		6,948,031
UTILITIES - 1.64%
American Electric Power Company, Inc.	2,500	273,175
American Water Works Company, Inc.	3,000	442,560
Consolidated Edison, Inc.	3,100	342,829
Constellation Energy Corporation	7,433	1,498,716
Dominion Energy, Inc.	1,700	95,319
Duke Energy Corporation	5,000	609,850

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2025 (Unaudited)(Continued)

Description	No. of Shares	Value
UTILITIES - 1.64% (Continued)
Edison International	6,800	$400,656
Exelon Corporation	20,400	940,032
NextEra Energy, Inc.	54,200	3,842,238
PG&E Corporation	22,300	383,114
Public Service Enterprise Group Incorporated	9,000	740,700
Sempra	7,700	549,472
Southern Company	10,600	974,670
Xcel Energy Inc.	9,900	700,821
		11,794,152

TOTAL COMMON STOCKS		613,752,912

EXCHANGE-TRADED FUNDS - 7.08%
Consumer Staples Select Sector SPDR® Fund (The)	49,800	4,067,166
Energy Select Sector SPDR® Fund (The)	9,300	869,085
Health Care Select Sector SPDR® Fund (The)	3,400	496,434
Industrial Select Sector SPDR® Fund (The)	52,000	6,815,640
iShares Core S&P 500 ETF	12,400	6,967,560
Real Estate Select Sector SPDR® Fund (The)	173,000	7,240,050
SPDR S&P 500® ETF Trust	11,500	6,432,985
Technology Select Sector SPDR® Fund (The)	83,100	17,158,488
Vanguard Information Technology Index Fund ETF	1,700	922,046
TOTAL EXCHANGE-TRADED FUNDS		50,969,454

TOTAL EQUITY SECURITIES (cost - $533,617,708)		716,250,755

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2025 (Unaudited)(Concluded)

Description	No. of Shares	Value
SHORT-TERM INVESTMENT - 0.46%
MONEY MARKET FUND - 0.46%
Fidelity Institutional Money Market Government Portfolio - Class I, 4.23% ^ (cost - $3,290,663)	3,290,663	$3,290,663

TOTAL INVESTMENTS - 99.95% (cost - $536,908,371)		719,541,418

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.05%		362,346

NET ASSETS - 100.00%		$719,903,764

#	Percentage rounds to less than 0.01%
*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of March 31, 2025.

ETF Exchange-Traded Fund

plc Public Limited Company